Fair value of financial instrument - Additional Information (Detail) $ in Millions	3 Months Ended
Apr. 30, 2021 CAD ($)
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	$ 232
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	233
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	141
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	360
Transfers out of Level 2 to Level 1	$ 130